Disposal of finance business (Tables)	12 Months Ended
Dec. 31, 2019
Disposal of finance business
Disposal Groups, Including Discontinued Operations [Table Text Block]

	As of December 31,
	2018	2019
	RMB	RMB
Current:
- Consideration receivable for original capital contribution to the Finance Business	57,000	171,000
- Automobile Financing Receivables	—	132,000
- Guarantee fees receivable	—	15,638
- Others	25,725	14,924
Total	82,725	333,562

Non-current:
- Consideration receivable for original capital contribution to the Finance Business	171,000	—
- Automobile Financing Receivables	132,000	—
- Profit participation right	150,908	150,908
- Others	37,748	40,147
Total	491,656	191,055